UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada         May 5, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     104
Form 13F Information Table Value Total:  557,881 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES            COM               002824100   3,153.6     66,160 SH       SOLE
ABITIBIBOWATER INC.            COM NEW           003687209     524.3     20,080 SH       SOLE
ALTRIA GROUP INC.              COM               02209S103   9,306.9    367,920 SH       SOLE
AMERICAN CAPITAL AGENCY CORP.  COM               02503X105   2,275.4     80,350 SH       SOLE
AMERICAN TOWER CORP-CL A       CL A              029912201   1,069.6     21,240 SH       SOLE
ANADARKO PETROLEUM CORP.       COM               032511107     646.4      8,120 SH       SOLE
APOLLO GLOBAL MANAGEMENT 'A'   COM               037612306   1,917.3    109,610 SH       SOLE
APPLE INC.                     COM               037833100  42,518.1    125,541 SH       SOLE
AT&T INC.                      COM               00206R102   3,199.7    107,600 SH       SOLE
AUTOMATIC DATA PROCESSING      COM               053015103   1,822.5     36,550 SH       SOLE
BARRICK GOLD CORPORATION       COM               067901108     724.9     14,370 SH       SOLE
BECTON, DICKINSON & COMPANY    COM               075887109  13,509.6    174,600 SH       SOLE
BLACKROCK INC.                 COM               09247X101     609.5      3,120 SH       SOLE
BRISTOL MYERS SQUIBB COMPANY   COM               110122108   2,956.8    115,119 SH       SOLE
BROOKFIELD PROPERTIES CORP     COM               112900105   1,007.0     58,480 SH       SOLE
CAREFUSION CORP                COM               14170T101   8,584.5    313,250 SH       SOLE
CGI GROUP INC - CL A           CL A SUB VTG      39945C109   1,283.2     63,090 SH       SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      36.7     21,351 SH       SOLE
CINEMARK HOLDINGS INC          COM               17243V102  14,169.4    753,520 SH       SOLE
CIT GROUP INC.                 COM NEW           125581801  12,249.9    296,250 SH       SOLE
CNOOC LTD. ADR                 SPONSORED ADR     126132109     639.4      2,600 SH       SOLE
COACH INC.                     COM               189754104   6,609.8    130,700 SH       SOLE
COCA-COLA COMPANY              COM               191216100   3,217.5     49,900 SH       SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200     212.1      9,400 SH       SOLE
DARDEN RESTAURANTS INC.        COM               237194105   7,996.7    167,490 SH       SOLE
DISCOVER FINANCIAL SERVICES    COM               254709108   4,629.6    197,510 SH       SOLE
DUPONT (E.I.) DE NEMOURS       COM               263534109  17,089.0    319,900 SH       SOLE
EXPEDIA INC.                   COM               30212P105   7,007.1    318,200 SH       SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,317.0     52,803 SH       SOLE
FAIRFAX FINANCIAL HOLDINGS LTD SUB VTG           303901102   2,386.5      6,500 SH       SOLE
FIRSTSERVICE CORP              SUB VTG SH        33761N109   1,233.3     33,370 SH       SOLE
GENERAL DYNAMICS CORP.         COM               369550108     788.6     10,600 SH       SOLE
GENERAL GROWTH PROPERTIES      COM               370023103  12,203.1    811,194 SH       SOLE
GENERAL MILLS INC.             COM               370334104   3,142.4     88,470 SH       SOLE
H. J. HEINZ COMPANY            COM               423074103   5,859.2    123,500 SH       SOLE
HERSHEY COMPANY                COM               427866108   3,986.1     75,470 SH       SOLE
HITTITE MICROWAVE CORP         COM               43365Y104   2,362.4     38,120 SH       SOLE
HOME DEPOT INC.                COM               437076102   6,125.4    170,080 SH       SOLE
HONEYWELL INTERNATIONAL INC.   COM               438516106     536.2      9,240 SH       SOLE
HOWARD HUGHES CORP.            COM               44267D107   1,742.9     25,389 SH       SOLE
HSBC HOLDINGS PLC-SPONS ADR    SPON ADR NEW      404280406     503.4     10,000 SH       SOLE
HSN INC                        COM               404303109   5,106.0    164,040 SH       SOLE
INTEL CORPORATION              COM               458140100   9,518.3    485,360 SH       SOLE
INT'L. BUSINESS MACHINES       COM               459200101   2,205.9     13,920 SH       SOLE
INTUIT INC.                    COM               461202103  11,930.2    231,150 SH       SOLE
INVESCO MORTGAGE CAPITAL       COM               46131B100     396.4     18,670 SH       SOLE
ITT CORP                       COM               450911102   6,851.1    117,400 SH       SOLE
JP MORGAN CHASE & CO.          COM               46625H100   9,959.8    222,318 SH       SOLE
KAPSTONE PAPER & PACKAGING COR COM               48562P103   2,677.7    160,475 SH       SOLE
KKR & CO LP                    COM UNITS         48248M102  10,276.7    644,420 SH       SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  22,953.0    753,160 SH       SOLE
LAS VEGAS SANDS CORP           COM               517834107   1,351.9     32,950 SH       SOLE
LIMITED INC.                   COM               532716107   1,809.5     56,630 SH       SOLE
LORILLARD INC.                 COM               544147101  10,184.1    110,300 SH       SOLE
MASCO CORP.                    COM               574599106   3,526.7    260,710 SH       SOLE
MCDONALDS CORP.                COM               580135101  27,140.2    367,036 SH       SOLE
MEAD JOHNSON NUTRITION CO.     COM               582839106  21,557.6    382,931 SH       SOLE
MEDIDATA SOLUTIONS INC         COM               58471A105   4,730.2    190,360 SH       SOLE
MGM RESORTS INTERNATIONAL      COM               552953101   5,863.8    458,860 SH       SOLE
MICROSOFT CORPORATION          COM               594918104   2,058.8     83,440 SH       SOLE
MORGAN STANLEY                 COM NEW           617446448   2,400.9     90,430 SH       SOLE
MURPHY OIL CORP                COM               626717102     449.5      6,300 SH       SOLE
NATIONAL CINEMEDIA INC.        COM               635309107   3,233.2    178,200 SH       SOLE
OMNIVISION TECHNOLOGIES INC.   COM               682128103  24,176.2    700,190 SH       SOLE
ORACLE CORPORATION             COM               68389X105  15,062.2    463,600 SH       SOLE
PAYCHEX INC.                   COM               704326107   2,525.4     82,800 SH       SOLE
PEPSICO INC.                   COM               713448108   1,950.4     31,160 SH       SOLE
PETROHAWK ENERGY CORP          COM               716495106   6,687.9    280,440 SH       SOLE
PFIZER INC.                    COM               717081103  14,752.0    747,420 SH       SOLE
PLAINS EXPLORATION & PROD      COM               726505100     747.8     21,240 SH       SOLE
PNC FINANCIAL SERVICES GROUP   COM               693475105     732.7     11,970 SH       SOLE
POTASH CORP. OF SASKATCHEWAN   COM               73755L107     710.7     12,410 SH       SOLE
PRECISION DRILLING CORP        COM 2010          74022D308     747.6     56,820 SH       SOLE
PRICELINE.COM INC.             COM NEW           741503403   2,208.3      4,487 SH       SOLE
PRICESMART INC                 COM               741511109   7,565.7    212,480 SH       SOLE
PROCTER & GAMBLE COMPANY       COM               742718109   2,687.8     44,900 SH       SOLE
QUAD GRAPHICS INC.             COM CL A          747301109   9,958.2    240,884 SH       SOLE
QUALCOMM INC.                  COM               747525103     637.3     11,960 SH       SOLE
RADIOSHACK CORP.               COM               750438103     947.6     64,960 SH       SOLE
REGAL ENTERTAINMENT GROUP 'A'  CL A              758766109  10,953.0    834,880 SH       SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604   1,029.8     16,879 SH       SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100     580.6      8,400 SH       SOLE
SANDRIDGE ENERGY INC.          COM               80007P307     945.4     76,000 SH       SOLE
SCORPIO TANKERS INC.           COM               Y7542C106  10,225.0  1,019,550 SH       SOLE
SCRIPPS NETWORKS INTER-CL A    CL A COM          811065101   5,218.2    107,200 SH       SOLE
SEMGROUP CORP-CLASS A          CL A              81663A105   6,614.9    241,720 SH       SOLE
SILVER WHEATON CORP. US$       COM               828336107     268.0      6,360 SH       SOLE
SIX FLAGS ENTERTAINMENT CORP   COM               83001A102  12,297.8    175,760 SH       SOLE
SLM CORP.                      COM               78442P106   6,883.2    462,940 SH       SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   1,223.2      9,000 SH       SOLE
STARBUCKS CORP.                COM               855244109   4,983.3    138,780 SH       SOLE
STERLING BANCORP               COM               859158107     928.0     95,400 SH       SOLE
STRATEGIC HOTELS & RESORTS     COM               86272T106   1,452.9    231,800 SH       SOLE
SUNCOR ENERGY INC.             COM               867224107   1,018.8     23,380 SH       SOLE
TARGET CORP.                   COM               87612E106   1,373.4     28,260 SH       SOLE
TEVA PHARMACEUTICAL INDS.ADR   ADR               881624209   2,890.2     59,280 SH       SOLE
ULTRA PETROLEUM CORP.          COM               903914109     924.2     19,310 SH       SOLE
VALE SA-SP ADR                 ADR               91912E105     604.8     18,660 SH       SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209   8,280.6    296,380 SH       SOLE
WABASH NATIONAL CORP.          COM               929566107   1,896.0    168,480 SH       SOLE
WAL-MART STORES INC.           COM               931142103     459.3      9,080 SH       SOLE
WARREN RESOURCES INC           COM               93564A100     444.1     89,430 SH       SOLE
WATERS CORP.                   COM               941848103     537.1      6,360 SH       SOLE
WENDY'S/ARBY'S GROUP INC-A     COM               950587105   3,416.9    699,020 SH       SOLE

                               $ Value (in thousands)        557,881                          # Securities   104